TAXATION - Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement of valuation allowance
Balance at beginning of the year	¥ 297,689	¥ 249,626	¥ 278,437
Allowance made during the year	39,579	66,346	96,336
Decrease due to disposal/deregistration of subsidiaries	(759)	(2,408)	(65,639)
Reversals	(50,340)	(15,875)	(59,508)
Balance at end of the year	¥ 286,169	¥ 297,689	¥ 249,626